Revenue	9 Months Ended
Sep. 30, 2021
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
The Company’s primary source of revenue is chartering its vessels and offshore units to its customers. The Company utilizes four primary forms of contracts, consisting of time-charter contracts, voyage charter contracts, bareboat charter contracts and contracts for FPSO units. The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investments as well as by providing corporate management services to such third-party entities. For a description of these contracts, see "Item 18 – Financial Statements: Note 2" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2020.

Revenue Table
The following tables contain the Company’s revenue for the three and nine months ended September 30, 2021 and 2020, by contract type, by segment and by business lines within segments.

	Three Months Ended September 30, 2021
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	134,450	6,097	—	—	140,547
Voyage charters	9,739	107,079	—	—	116,818
FPSO contracts	—	—	12,030	—	12,030
Management fees and other	2,388	2,714	—	45,856	50,958
	146,577	115,890	12,030	45,856	320,353

	Three Months Ended September 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	136,203	42,180	—	3,947	182,330
Voyage charters	9,982	125,819	—	—	135,801
FPSO contracts	—	—	16,245	—	16,245
Management fees and other	2,750	2,241	—	57,150	62,141
	148,935	170,240	16,245	61,097	396,517

	Nine Months Ended September 30, 2021
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	411,682	41,447	—	2,255	455,384
Voyage charters	29,324	333,278	—	—	362,602
FPSO contracts	—	—	35,137	—	35,137
Management fees and other	7,142	7,334	—	137,315	151,791
	448,148	382,059	35,137	139,570	1,004,914

	Nine Months Ended September 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Total

	$	$	$	$	$
Time charters	402,509	92,733	—	13,000	508,242
Voyage charters	27,682	651,223	—	—	678,905
FPSO contracts	—	—	90,965	—	90,965
Management fees and other	6,836	14,676	—	153,752	175,264
	437,027	758,632	90,965	166,752	1,453,376

The following table contains the Company's total revenue for the three and nine months ended September 30, 2021 and 2020, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	241,904	305,321	772,648	1,181,911
Interest income on lease receivables	12,348	12,952	37,170	38,495
Variable lease payments – cost reimbursements (1)	9,155	10,730	26,477	37,578
Variable lease payments – other (2)	—	—	—	5,218
	263,407	329,003	836,295	1,263,202
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,988	5,373	16,828	14,910
Management fees and other income	50,958	62,141	151,791	175,264
	56,946	67,514	168,619	190,174
Total	320,353	396,517	1,004,914	1,453,376
(1)Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.
(2)Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil and other monthly or annual operational performance measures.
Operating Leases

As at September 30, 2021, the minimum scheduled future rentals to be received by the Company in each of the next five years for time charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $142.2 million (remainder of 2021), $432.4 million (2022), $309.9 million (2023), $252.9 million (2024) and $197.4 million (2025).
Minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after September 30, 2021, revenue from unexercised option periods of contracts that existed on September 30, 2021, revenue from vessels in the Company’s equity-accounted investments, or variable or contingent revenues accounted for under Accounting Standards Codification (or ASC) 842 Leases. In addition, minimum scheduled future operating lease revenues presented in this paragraph have been reduced by estimated off-hire time for any periodic maintenance and do not reflect the impact of revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. The amounts may vary given unscheduled future events such as vessel maintenance.

Net Investment in Direct Financing Leases and Sales-Type Leases

On March 27, 2020, the Company entered into a bareboat charter with Britoil Limited (or BP), a subsidiary of BP p.l.c., for the Petrojarl Foinaven FPSO for a period up to December 2030. BP may cancel the charter on six-months' notice. Under the terms of this charter, Teekay received a cash payment of approximately $67 million in April 2020 and will receive a nominal per day rate over the life of the contract and a fixed lump sum payment at the end of the contract period. The charter was classified and accounted for as a sales-type lease. Consequently, as at March 31, 2020, the Company recognized a net investment in sales-type lease of $81.9 million and an asset retirement obligation of $6.1 million, derecognized the carrying value of the Petrojarl Foinaven FPSO and related customer contract, and recognized a gain of $44.9 million in the three months ended March 31, 2020. As at September 30, 2021, the net investment in sales-type lease was $14.6 million, with the majority of the reduction from inception relating to the cash payment of $67 million received in April 2020. In April 2021, BP announced its decision to suspend production from the Foinaven oil fields and permanently remove the Petrojarl Foinaven FPSO unit from the site. The Company expects the FPSO unit to be redelivered to Teekay Parent in the third quarter of 2022, at which point the Company intends to green-recycle the FPSO unit. At the end of the contract, the Company will receive a fixed lump sum payment from BP which the Company expects will cover the cost of green-recycling the FPSO unit.

As at September 30, 2021, Teekay LNG had three liquefied natural gas (or LNG) carriers, excluding vessels in its equity-accounted joint ventures, which are accounted for as direct financing leases. For a description of Teekay LNG's LNG carriers accounted for as direct financing leases, see "Item 18 – Financial Statements: Note 2" to the Company's Annual Report on Form 20-F for the year ended December 31, 2020.

As at December 31, 2019, Teekay LNG had two additional LNG carriers, the WilForce and the WilPride, that were chartered to Awilco LNG ASA (or Awilco) and were accounted for as sales-type leases. In January 2020, Awilco purchased both carriers from Teekay LNG and paid Teekay LNG the associated purchase obligation amounts, deferred hire amounts and interest on deferred hire amounts, totaling $260.4 million relating to these two vessels.

As at September 30, 2021, estimated minimum lease payments to be received related to direct financing and sales-type leases in each of the next five years were approximately $16.1 million (remainder of 2021), $64.2 million (2022), $64.0 million (2023), $64.3 million (2024), $64.2 million (2025) and an aggregate of $446.5 million thereafter. Two leases are expected to end in 2028 and the remaining lease is scheduled to end in 2039.
Contract Liabilities

The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at September 30, 2021 and December 31, 2020, there were contract liabilities of $17.3 million and $30.7 million, respectively. During the three and nine months ended September 30, 2021, the Company recognized revenues of $14.0 million and $30.7 million, respectively, (three and nine months ended September 30, 2020 - $36.0 million and $32.4 million, respectively) included in contract liability at the beginning of such periods.